SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Inventory reserves	0		0
Impairment loss of long-lived assets	$ 0	$ 0	$ 0	$ 0
Income tax benefit likely, description	more than 50 percent		more than 50 percent
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years		5 years